PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 36.3%
	U.S. TREASURY BILLS — 36.3%
2,750,000	United States Treasury Bill(a)			0.000	07/22/21	$ 2,749,935
2,750,000	United States Treasury Bill(a)			0.000	07/29/21	2,749,911
3,000,000	United States Treasury Bill(a)			0.000	08/19/21	2,999,837
3,000,000	United States Treasury Bill(a)			0.000	08/26/21	2,999,825
3,000,000	United States Treasury Bill(a)			0.000	09/02/21	2,999,769
3,000,000	United States Treasury Bill(a)			0.000	09/09/21	2,999,758
3,000,000	United States Treasury Bill(a)			0.000	09/16/21	2,999,759
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $20,499,651)					20,498,794

Shares						Fair Value
	SHORT-TERM INVESTMENT — 58.6%
	MONEY MARKET FUND - 58.6%
33,070,699	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $33,070,699)(b)					33,070,699

Contracts(c)
	INDEX OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.1%
580	Chicago Board Options Exchange VIX US 07/21/21 C20	IB	07/21/2021	$ 20	$ 1,160,000	72,501
	TOTAL CALL OPTIONS PURCHASED (Cost - $101,418)

	PUT OPTIONS PURCHASED - 0.1%
1,160	S&P 500 INDEX SPXW US 07/02/21 P3855	IB	07/02/2021	$ 3,855	$ 447,180,000	$ 162
294	S&P 500 INDEX SPXW US 07/07/21 P3895	IB	07/07/2021	3,895	114,513,000	11,760
	TOTAL PUT OPTIONS PURCHASED (Cost - $140,049)					11,922

	TOTAL INDEX OPTIONS PURCHASED (Cost - $241,467)					84,423

	TOTAL INVESTMENTS - 95.1% (Cost $53,811,817)					$ 53,653,916
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $40,178)					(24,650)
	PUT OPTIONS WRITTEN - 0.0% (Proceeds - $194,914)					(21,468)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.0%					2,822,080
	NET ASSETS - 100.0%					$ 56,429,248

PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Contracts(c)
	WRITTEN INDEX OPTIONS - 0.1%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- 0.1%
580	Chicago Board Options Exchange VIX US 07/21/21 C30	IB	07/21/2021	$ 30	$ 1,740,000	$ 24,650
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $40,178)

	PUT OPTIONS WRITTEN - 0.0%(d)
1,160	S&P 500 INDEX SPXW US 07/02/21 P3955	IB	07/02/2021	$ 3,955	$ 458,780,000	5,928
294	S&P 500 INDEX SPXW US 07/07/21 P3995	IB	07/07/2021	3,995	117,453,000	16,170
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $194,914)					21,468

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $235,092)					46,118

IB	Interactive Brokers

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to greater than (0.1)%.